Basis of preparation	12 Months Ended
Jun. 30, 2026
Basis Of Preparation
Basis of preparation

2. Basis of preparation

2.1 Statement of compliance

These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board. No reconciliation to accounting principles generally accepted in the United States is required or presented, the Group being a foreign private issuer reporting under IFRS Accounting Standards as issued by the IASB.

2.2 Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis, except for financial assets and financial liabilities measured at fair value through profit or loss, which are measured at fair value.

2.3 Functional and presentation currency

The functional currency of Braiin Limited is the Australian dollar. Each entity in the Group determines its own functional currency by reference to the primary economic environment in which it operates. These consolidated financial statements are presented in United States dollars, which is not the functional currency of the parent. The presentation currency was selected because the Group’s shares are quoted on The Nasdaq Global Market in United States dollars and the majority of the Group’s reporting and financing activity is conducted in that currency.

Results and financial position of each entity are translated into the presentation currency as follows: assets and liabilities at the closing rate at the reporting date; income and expenses at average rates for the period, or at the rate for the period from the date of acquisition for entities acquired during the year; and issued capital at historical rates. All resulting exchange differences are recognised in other comprehensive income and accumulated in the foreign currency translation reserve.

2.4 Exchange rates applied

Currency (per USD)	Opening 30 Jun 2025	Closing 30 Jun 2026	Average — full year	Average — 12 Feb to 30 Jun 2026
Australian dollar	0.6550	0.6869	0.6785	0.7080
Indian rupee	0.0117	0.0106	0.0110	0.0107
Singapore dollar / USD	1.0000	1.0000	1.0000	1.0000
Malaysian ringgit	0.2373	0.2457	0.2446	0.2516
Pound sterling	1.3729	1.3227	1.3420	1.3419
Omani rial	2.5974	2.5974	2.5975	2.5975
UAE dirham	0.2723	0.2723	0.2723	0.2723
Philippine peso	0.0178	0.0163	0.0170	0.0166

Entities acquired on 12 February 2026 are translated using the average rate for the 139 days from acquisition to 30 June 2026. Entities held throughout the year are translated at the full-year average rate.

2.4.1 Functional currency of each entity

The functional currency of each entity has been determined by reference to the currency of the primary economic environment in which it operates, being the currency that mainly influences its selling prices and its labour, material and other costs. The functional currencies are the Australian dollar for Braiin Limited, Connect Simple Pty Ltd, Vega Global Technologies Pty Ltd and its subsidiaries and VIS Global Pty Ltd; the United States dollar for Braiin LLC, Raptor300 Inc, VIS Global PTE Ltd and VIS Global Inc; the Indian rupee for VIS Networks Private Limited; the Malaysian ringgit for VISNET Global SDN BHD; the pound sterling for VIS Networks UK Limited; the Omani rial for VIS Global Digital Solutions LLC; the United Arab Emirates dirham for Visnet Technologies LLC; the Philippine peso for the Philippines branch of VIS Networks Private Limited; and the euro for VIS Global EU B.V.

VIS Global PTE Ltd is incorporated in Singapore but transacts, invoices, holds its cash and incurs its costs predominantly in United States dollars, and it operates as the holding and treasury company for the international VIS operations. Its functional currency is accordingly the United States dollar and not the Singapore dollar, and it is translated from a United States dollar reporting package with no further translation required.

2.5 Going concern

The consolidated financial statements have been prepared on a going concern basis, which contemplates the continuity of normal business activity and the realisation of assets and settlement of liabilities in the ordinary course of business.

For the year ended 30 June 2026 the Group recorded a loss after tax of USD 24,656,361 and net cash outflow from operating activities of USD 4,632,389. At 30 June 2026 the Group held cash and cash equivalents of USD 5,667,180 and had net current liabilities of USD 22,039,756.

Since 30 June 2026 the Group has secured binding financing commitments of USD 24,200,000 and has extended the maturity of USD 9,600,000 of its existing borrowings (Note 45):

●	Loans of USD 14,000,000 from independent third-party lenders under two binding loan agreements. The lenders’ commitments are irrevocable and unconditional and are not subject to any condition precedent. Under an agreement dated 4 November 2026, USD 5,500,000 is to be advanced on 1 January 2027, with the principal and accrued interest repayable on 1 January 2028, and under an agreement dated 2 November 2026, USD 8,500,000 is to be advanced on 1 February 2027, with the principal and accrued interest repayable on 1 February 2028. The loans are unsecured and bear interest at 14.4 percent per annum.

●	A secured promissory note dated 3 November 2026 issued to Advaitha Pty Ltd as trustee for The Advaitha Family Trust, a related party, under which USD 10,200,000 is to be advanced to the Company on 1 February 2027. The note is secured on the same terms as the note purchase agreement dated 11 February 2026 and bears interest at 14.4 percent per annum, and the principal and accrued interest are repayable on 1 February 2028.

●	A deed of extension dated 3 November 2026 under which the maturity of the USD 9,600,000 of principal outstanding under the note purchase agreement with Advaitha Pty Ltd has been extended by twelve months, to 11 February 2028, with the principal repayable in three monthly instalments from December 2027 to February 2028. Interest of USD 115,200 a month continues to be payable monthly in arrears.

The new loans and the new note had not been drawn at the date these consolidated financial statements were authorised for issue. They are committed financing and are not included in cash and cash equivalents at 30 June 2026.

In assessing going concern the Directors have had regard to the following matters:

●	Cash flow forecasts prepared for the twelve months from the date on which these consolidated financial statements are authorised for issue, which model the Group’s operating cash generation across each reporting sub-group together with the committed financing described above.

●	Secured promissory notes issued to Streeterville Capital, LLC comprising a note of USD 7,115,000 dated 12 February 2026 maturing 12 February 2027 and a note of USD 2,190,000 dated 10 March 2026 maturing 10 March 2027, both bearing interest at 9 percent per annum compounding daily and both falling due within the assessment period, after the dates on which the committed financing is to be advanced.

●	The Group’s ability to raise further equity in addition to the committed financing, having completed a placement during the year and having access to the public market following the Nasdaq listing. Since 30 June 2026 the Company has entered into a term sheet for an equity facility.

●	The contracted revenue and order book of the acquired businesses, which are revenue-generating and cash-generating in their own right.

The Directors have concluded that the going concern basis of preparation is appropriate and that there is no material uncertainty that may cast significant doubt on the Group’s ability to continue as a going concern.

2.6 Basis of consolidation

Subsidiaries are all entities over which the Group has control. Control exists when the Group is exposed, or has rights, to variable returns from its involvement with an entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date control is obtained until the date control ceases.

Intra-group balances and transactions, and any unrealised income and expenses arising from intra-group transactions, are eliminated in full on consolidation. Accounting policies of subsidiaries are aligned with those of the Group.

Non-controlling interests in subsidiaries are identified separately from the Group’s interest and are presented within equity separately from equity attributable to owners of the parent. Non-controlling interests in an acquiree are measured at either fair value or the non-controlling interests’ proportionate share of the acquiree’s identifiable net assets, the choice being made on an acquisition-by-acquisition basis.

2.7 Reverse acquisition of Raptor300 Inc

The acquisition of Raptor300 Inc by Braiin Limited on 26 July 2022 was accounted for as a reverse acquisition. Braiin Limited was not a business at that date, and accordingly the transaction was not a business combination within the scope of IFRS 3. Raptor300 Inc is treated as the accounting acquirer and Braiin Limited as the accounting acquiree. The consolidated financial statements are a continuation of the financial statements of Raptor300 Inc, adjusted to reflect the legal capital of Braiin Limited. Shares issued to the former shareholders of Raptor300 Inc as consideration for that acquisition are excluded from issued capital, as no funds were raised and the sole purpose of the issue was to route the ownership of Raptor300 Inc through Braiin Limited. Refer to Note 35.

2.8 Comparative information

Comparative figures have been reclassified from the presentation adopted in the financial report for the year ended 30 June 2025 to conform with the line-item structure adopted in the current year. The reclassifications do not change the reported loss, net assets, total equity or net change in cash of either comparative period. The principal reclassifications are as follows. In the statement of profit or loss, rent of USD 248,800 (2024: nil), previously presented separately, is included in administrative and other expenses, which are USD 725,875 (2024: USD 268,307); audit fees of USD 201,871 (2024: USD 232,454) and professional and legal fees of USD 590,149 (2024: USD 798,466) are presented together as professional services of USD 792,020 (2024: USD 1,030,920); interest expense of USD 317,103 (2024: USD 82,755) is presented as finance costs; and the loss on loan forgiveness of USD 175,386 in 2024 is presented within remeasurement of financial items. In the statement of financial position at 30 June 2025, trade and other receivables of USD 28,332 are presented as other non-financial assets (goods and services tax receivable, USD 21,332) and other financial assets (promissory note receivable, USD 7,000); loans of USD 3,367 and the deposit on premises of USD 25,638 are presented within other financial assets; trade and other payables of USD 796,207 are presented as trade payables of USD 595,849 and other financial liabilities of USD 200,358 (accrued expenses and other payables); unearned revenue of USD 588,000 is presented as contract liabilities; financial liabilities of USD 3,618,446 are presented as borrowings; and the related party loan of USD 14,565 is presented within other financial liabilities. In the statement of cash flows, interest paid of USD 3,418 in 2025 and USD 43,490 in 2024, previously presented within operating activities, is presented within financing activities together with the finance costs of USD 25,664 paid in 2025 that were already presented there, so that all interest paid is presented as a financing cash flow; and the deposit on premises of USD 24,000 paid in 2025 is presented within investments, deposits and loans to external parties.